GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.5 - Schedule 7

Tape Discrepancies
Scienna Id	Loan #1	Loan #2	GS Loan Number	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
xx	xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	Total subject property PITIA (P&I $XX + Real Estate Taxes $XX + Hazard Insurance $XX + Flood Insurance $XX + MI $XX + HOA Dues $XX) equals $XX and monthly other debts equals $XX. Total verified monthly income equals $XX. Borrower DTI ratio equals XX%.	Initial
xx	xx	xx	xx	Borrower DTI Ratio Percent	xx	xx	xx	xx	Total subject property PITIA (P&I $XX + Real Estate Taxes $XX + Hazard Insurance $XX + Flood Insurance $XX + MI $XX + HOA Dues $XX) equals $XX and monthly other debts equals $XX. Total verified monthly income equals $XX. Borrower DTI ratio equals XX%.	Initial
xx	xx	xx	xx	Housing Ratio per U/W (Initial Rate)	xx	xx	xx	xx	Total subject property PITIA (P&I $XX + Real Estate Taxes $XX + Hazard Insurance $XX + Flood Insurance $XX + MI $XX + HOA Dues $XX) equals $XX. Total verified monthly income equals $XX. Housing Ratio equals XX%.	Initial
xx	xx	xx	xx	Original Stated Rate	xx	xx	xx	xx	The Note dated xx reflects Original stated rate as XX%.	Initial
xx	xx	xx	xx	Purpose of Transaction per HUD-1	Purchase	Refinance			The Final CD reflects Purpose of Transaction as Purchase.	Initial